Income Taxes Unrecognized Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012		Sep. 30, 2011
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 19.2	$ 265.6
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, balance at the beginning of period	289.7	287.9		12.2
(Reductions) additions related to acquisitions	0	(1.4)	[1]	275.5	[1]
Additions for tax positions taken in current year	2.6	7.0		0
(Reductions) additions for tax positions taken in prior years	(268.5)	0		1.5
Reductions due to settlements	(0.2)	0		0
Reductions as a result of a lapse of the applicable statute of limitations	(2.3)	(3.8)		(1.3)
Unrecognized tax benefits, balance at the end of period	21.3	289.7		287.9
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	1.2	2.0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0.7	$ 1.9

[1]	Adjustments related to acquisitions in fiscal 2012 and 2011 are related to the Smurfit-Stone Acquisition.